Settlement and Asset Abandonment (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	May 07, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Cash	$ 173,513	$ 154,722
Lease liability	0	0		$ 4,702,292	$ 1,776,115	$ 0
Gain (loss) on abandonment of assets			$ 283
Year Ended [Member]
Statement [Line Items]
Cash	0	347		0
Right-of-use asset	0	0		(1,276,779)
Other assets	0	0		26,499
Accounts payable and accrued liabilities	0	22,391		0
Lease liability	0	1,459,785		0
Gain (loss) on abandonment of assets	$ 0	$ 1,481,829		$ (1,303,278)